Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

Note 12 - Income Taxes

Components of income tax expense (benefit) are as follows for the years ended December 31, 2023 and 2022:

	2023	2022
Current tax expense:
Current Income Tax Expense - federal	$-	$-
Current Income Tax Expense - state	$-	$-

The tax effects of temporary differences which give rise to the significant portions of deferred tax assets or liabilities are as follows at December 31, 2023 and 2022:

	2023	2022
Deferred tax assets and liabilities
Net Operating loss Carryforward	$5,780,000	$3,770,000
Amortization	$(103,000)	$(44,000)
Less: valuation allowance	$(5,677,000)	$(3,726,000)
Net deferred tax assets	$-	$-

The Company will have approximately $27.5 and $17.9 million of gross net operating loss carry-forwards at December 31, 2023 and 2022, respectively. Federal NOLs do not expire, but are subject to 80% income limitation on use; state and local laws may vary by jurisdiction. Net deferred tax assets are mainly comprised of temporary differences between financial statement carrying amount and tax basis of assets and liabilities.

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. At December 31, 2023 and 2022, respectively, a full valuation allowance was recognized.

In addition, the Company performed a comprehensive review of its uncertain tax positions and determined that no adjustments were necessary relating to unrecognized tax benefits at December 31, 2023 and 2022. The Company’s federal and state income tax returns are subject to examination by taxing authorities for three years after the returns are filed, and as such the Company’s federal and state income tax returns remain open to examination.

The reconciliation of the income tax benefit is computed at the U.S. federal statutory rate as follows:

	2023	2022
Federal statutory income tax at 21%	21.00%	21.00%
Application of a full valuation allowance	(21.00)%	(21.00)%
Provision for income taxes	0.00%	0.00%